UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   10/10/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $208,909

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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Form 13F Information Table
				Title				Value					Investment	Other		Voting Authority
Name of Issuer			of Class	CUSIP		(x$1000)	Shares	SH/PRN		Discretion	Managers	Sole	Shared	None
Berkshire Hathaway - Class B	COM		84670207	16,875		4,636	SH		Sole		N/A		4,636	0	0
Home Depot			COM		437076102	16,688		454,228	SH		Sole		N/A		454,228	0	0
Tyco International		COM		902124106	16,599		526,109	SH		Sole		N/A		526,109	0	0
Canadian Natural Resources	COM		136385101	14,616		264,832	SH		Sole		N/A		264,832	0	0
Microsoft			COM		594918104	14,017		502,934	SH		Sole		N/A		502,934	0	0
Dell				COM		24702R101	11,909		513,094	SH		Sole		N/A		513,094	0	0
American International Group	COM		26874107	11,798		175,516	SH		Sole		N/A		175,516	0	0
United Parcel Service - Class B	COM		911312106	11,660		166,337	SH		Sole		N/A		166,337	0	0
Maxim Integrated Products	COM		57772K101	11,352		386,113	SH		Sole		N/A		386,113	0	0
Wal-Mart Stores			COM		931142103	10,353		220,502	SH		Sole		N/A		220,502	0	0
U S G Corporation		COM		903293405	10,083		216,011	SH		Sole		N/A		216,011	0	0
Barnes & Noble Inc		COM		67774109	9,549		242,057	SH		Sole		N/A		242,057	0	0
Ebay				COM		278642103	8,769		264,530	SH		Sole		N/A		264,530	0	0
Pfizer				COM		717081103	8,540		338,081	SH		Sole		N/A		338,081	0	0
Coca Cola			COM		191216100	7,233		150,688	SH		Sole		N/A		150,688	0	0
Anheuser Busch			COM		35229103	6,733		133,425	SH		Sole		N/A		133,425	0	0
Accenture			COM		G1150G111	6,700		173,858	SH		Sole		N/A		173,858	0	0
Mc Donalds			COM		580135101	5,665		125,739	SH		Sole		N/A		125,739	0	0
Western Union			COM		959802109	3,842		175,025	SH		Sole		N/A		175,025	0	0
Builders FirstSource		COM		12008R107	1,192		74,150	SH		Sole		N/A		74,150	0	0
Chevron				COM		166764100	958		12,956	SH		Sole		N/A		12,956	0	0
Altria Group			COM		02209S103	492		5,600	SH		Sole		N/A		5,600	0	0
Intel				COM		458140100	486		25,403	SH		Sole		N/A		25,403	0	0
Johnson & Johnson		COM		478160104	429		7,123	SH		Sole		N/A		7,123	0	0
B P Prudhoe Bay Royalty Trust	COM		55630107	406		6,100	SH		Sole		N/A		6,100	0	0
General Electric		COM		369604103	377		10,676	SH		Sole		N/A		10,676	0	0
Sysco				COM		871829107	351		10,383	SH		Sole		N/A		10,383	0	0
Nuveen Quality PFD Income	COM		67072C204	350		14	SH		Sole		N/A		14	0	0
First Data			COM		319963104	349		12,977	SH		Sole		N/A		12,977	0	0
Berkshire Hathaway - Class A	COM		84670108	327		3	SH		Sole		N/A		3	0	0
Allegheny Technologies		COM		01741R102	205		1,925	SH		Sole		N/A		1,925	0	0
Sentex Sensing Technology Inc	COM		817268105	2		53,700	SH		Sole		N/A		53,700	0	0
Transax International Ltd	COM		89352U100	2		20,000	SH		Sole		N/A		20,000	0	0
Adzone Research Inc		COM		00763K102	1		20,000	SH		Sole		N/A		20,000	0	0
NeoMedia Technologies		COM		640505103	1		15,000	SH		Sole		N/A		15,000	0	0
